Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 267	$ 801